Organization - Schedule of Discontinued Operation Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Entities [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (139)	$ 1,290	$ 2,541
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	178	229	185
Deferred income tax expenses (benefits)	84	783	(55)
Gain on debt forgiveness by a related party	(737)
Changes in operating assets and liabilities	2,199	(1,314)	(1,062)
Net cash generated from operating activities	1,585	988	1,609
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(108)	(225)	(504)
Investment in time deposit	(3,377)	(3,496)
Receipt of time deposit from banks	3,496
Net cash (used in) provided by investing activities	11	(3,721)	(504)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash generated from financing activities
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(343)	(49)	(451)
Net increase (decrease) in cash and cash equivalents and restricted cash	1,253	(2,782)	654
Cash and cash equivalents and restricted cash at the beginning of year	247	3,029	2,375
Cash and cash equivalents and restricted cash at the end of year	$ 1,500	247	3,029
HHE [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)			(9,916)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			479
Changes in operating assets and liabilities			7,489
Net cash generated from operating activities			(1,948)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment			(66)
Net cash (used in) provided by investing activities			(66)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shareholders			1,487
Proceeds from short-term and other borrowings			155
Repayments of short-term and other borrowings			(218)
Proceeds from long-term and other borrowings			112
Repayments of long-term and other borrowings			(2)
Net cash generated from financing activities			1,534
Net increase (decrease) in cash and cash equivalents and restricted cash			(480)
Cash and cash equivalents and restricted cash at the beginning of year		$ 1,117	1,597
Cash and cash equivalents and restricted cash at the end of year			$ 1,117